FAIR VALUE MEASUREMENTS (Details 2) (Contingent consideration, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at beginning of year	$ 25.1	$ 2.4
Liabilities recognized at acquisition date	2.6	5.0
Losses (gain) recognized in earnings	(1.9)	0.8
Settlements	(2.5)
Assumed through Nalco merger		16.9
Foreign currency translation	(0.1)
Balance at end of year	$ 23.2	$ 25.1